ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Balance Sheet
Cash and cash equivalents	$ 1,873,866	$ 1,247,140		¥ 1,435,739	¥ 538,364
Short-term investments	345,457	268,424
Other current assets	4,553	5,692
Total current assets	2,495,781	1,745,716
Property and equipment, net	366,656	287,877
Other non-current assets	11,685	16,396
Total assets	5,571,246	3,735,091
Deferred revenue-current	780,167	433,610
Other current liabilities	27,281	16,392
Total current liabilities	1,806,558	1,183,718
Total liabilities	3,027,049	1,204,614
Income And Cash Flow Statement
Net revenues	3,273,308	2,562,984	$ 1,715,016
Net income (loss)	(127,651)	364,514	194,663
Net Cash Provided by (Used in) Operating Activities	855,850	194,361	685,293
Net Cash Provided by (Used in) Investing Activities	(338,815)	(166,584)	(832,573)
Net Cash Provided by (Used in) Financing Activities	131,231	475,019	428,151
VIE's
Balance Sheet
Cash and cash equivalents	350,035	249,108
Short-term investments		11,956
Other current assets	159,706	154,977
Total current assets	509,741	416,041
Property and equipment, net	286,982	229,518
Other non-current assets	2,038,941	953,393
Total assets	2,835,664	1,598,952
Deferred revenue-current	733,253	401,027
Other current liabilities	898,959	445,338
Total current liabilities	1,632,212	846,365
Total non-current liabilities	891,633	20,019
Total liabilities	2,523,845	866,384
Income And Cash Flow Statement
Net revenues	3,058,285	2,406,642	1,614,512
Net income (loss)	534,070	606,560	378,975
Net Cash Provided by (Used in) Operating Activities	215,892	409,103	325,799
Net Cash Provided by (Used in) Investing Activities	(134,936)	(346,183)	(211,755)
Net Cash Provided by (Used in) Financing Activities	$ (5,173)	$ (4,392)	$ (26,965)